Shareholder Report, Line Graph (Details) - USD ($)	Feb. 28, 2025	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Nov. 30, 2021	Aug. 31, 2021	May 31, 2021	Feb. 28, 2021	Nov. 30, 2020	Aug. 31, 2020	May 31, 2020	Feb. 29, 2020	Nov. 30, 2019	Aug. 31, 2019	May 31, 2019	Feb. 28, 2019	Nov. 30, 2018	Aug. 31, 2018	May 31, 2018	Feb. 28, 2018	Nov. 30, 2017	Aug. 31, 2017	May 31, 2017	Feb. 28, 2017	Nov. 30, 2016	Nov. 29, 2016	Aug. 31, 2016	May 31, 2016	Feb. 29, 2016	Nov. 30, 2015	Aug. 31, 2015	May 31, 2015	Feb. 28, 2015
C000005558
Account Value [Line Items]
Account Value	$ 13,430	$ 13,388	$ 13,197	$ 12,636	$ 12,616	$ 12,100	$ 11,939	$ 11,953	$ 11,786	$ 11,707	$ 12,041	$ 12,316	$ 13,043	$ 13,433	$ 13,410	$ 13,164	$ 12,761	$ 12,470	$ 12,183	$ 11,478	$ 12,673	$ 12,226	$ 12,249	$ 11,878	$ 11,402	$ 11,164	$ 11,311	$ 11,223	$ 11,066	$ 11,066	$ 11,030	$ 10,883	$ 10,560	$ 10,335		$ 10,928	$ 10,655	$ 10,390	$ 10,175	$ 10,022	$ 9,971	$ 10,000
C000117193
Account Value [Line Items]
Account Value	13,081	13,051	12,877	12,330	12,322	11,831	11,694	11,706	11,553	11,492	11,827	12,103	12,822	13,223	13,210	12,969	12,583	12,306	12,033	11,338	12,531	12,101	12,132	11,780	11,320	11,093	11,247	11,170	11,014	11,030	11,002	10,856	10,543	10,292		10,891	10,620	10,353	10,148	10,004	9,962	10,000
C000177208
Account Value [Line Items]
Account Value	652,480	650,259	640,758	612,718	611,569	586,926	578,922	579,419	571,174	567,095	583,162	596,274	631,215	649,882	648,576	636,516	616,347	602,656	588,618	554,414	611,972	590,289	591,237	573,217	550,128	538,456	544,939	541,034	533,312	533,171	531,286	524,104	508,433	497,488	$ 500,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,613	11,491	11,506	10,980	10,976	10,752	10,724	10,839	10,622	10,627	10,853	11,076	11,766	12,192	12,266	12,068	12,086	12,334	12,276	12,118	11,921	11,497	11,530	11,075	10,674	10,377	10,465	10,409	10,346	10,518	10,576	10,448	10,294	10,191		10,524	10,285	10,150	9,974	9,932	9,986	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,613	11,491	11,506	10,980	10,976	10,752	10,724	10,839	10,622	10,627	10,853	11,076	11,766	12,192	12,266	12,068	12,086	12,334	12,276	12,118	11,921	11,497	11,530	11,075	10,674	10,377	10,465	10,409	10,346	10,518	10,576	10,448	10,294	10,191		10,524	10,285	10,150	9,974	9,932	9,986	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	568,279	562,314	563,042	537,310	537,084	526,141	524,752	530,385	519,790	520,006	531,089	541,999	575,765	596,608	600,209	590,555	591,403	603,570	600,715	592,956	583,332	562,592	564,193	541,930	522,312	507,795	512,100	509,331	506,265	514,702	517,530	511,246	503,720	498,674	500,000
Bloomberg 65% High-Grade/35% High-Yield Index
Account Value [Line Items]
Account Value	13,505	13,488	13,311	12,824	12,893	12,589	12,296	12,263	12,115	12,008	12,138	12,316	12,970	13,354	13,357	13,187	12,871	12,772	12,554	12,096	12,715	12,232	12,245	11,881	11,437	11,174	11,223	11,116	10,881	10,896	10,954	10,800	10,535	10,180		10,806	10,530	10,332	10,131	9,902	9,983	10,000
Bloomberg 65% High-Grade/35% High-Yield Index
Account Value [Line Items]
Account Value	13,505	13,488	13,311	12,824	12,893	12,589	12,296	12,263	12,115	12,008	12,138	12,316	12,970	13,354	13,357	13,187	12,871	12,772	12,554	12,096	12,715	12,232	12,245	11,881	11,437	11,174	11,223	11,116	10,881	10,896	10,954	10,800	10,535	10,180		$ 10,806	$ 10,530	$ 10,332	$ 10,131	$ 9,902	$ 9,983	$ 10,000
Bloomberg 65% High-Grade/35% High-Yield Index
Account Value [Line Items]
Account Value	$ 660,336	$ 659,515	$ 650,878	$ 627,059	$ 630,438	$ 615,538	$ 601,231	$ 599,605	$ 592,386	$ 587,133	$ 593,485	$ 602,187	$ 634,184	$ 652,955	$ 653,120	$ 644,804	$ 629,369	$ 624,510	$ 613,855	$ 591,472	$ 621,721	$ 598,086	$ 598,719	$ 580,948	$ 559,250	$ 546,353	$ 548,774	$ 543,548	$ 532,042	$ 532,794	$ 535,599	$ 528,077	$ 515,134	$ 497,754	$ 500,000